ACCRUED LIABILITIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCRUED LIABILITIES
Compensation and payroll taxes		$ 1,091,191	$ 2,004,444
Accrued sales and use tax		56,486	336,870
Insurance		40,193	335,412
Accrued interest		35,000	73,105
Other		1,363,123	2,794,240
Total	$ 3,396,131	$ 2,585,993	$ 5,544,071